INTANGIBLE AND OTHER ASSETS (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Capital projects in development	CAD 1,814	CAD 1,286
PPAs	220	272
Fair value of derivative contracts (Note 23)	168	93
Loans and advances	159	167
Employee post-retirement benefits (Note 22)	18	14
Deferred income tax assets and charges (Note 15)	15	185
Other	797	629
Intangible and other assets	3,191	2,646
Note receivable
Notes receivable	CAD 213	213		$ 154	$ 184
Interest rate on notes receivable	6.75%
Current portion of note receivable	CAD 55	46		$ 40	$ 40
Amount related to PPAs which are included in intangibles and other assets
Cost	810	810
Accumulated Amortization	590	538
Net Book Value	220	272
Amortization expense	52	52	CAD 52
Expected annual amortization expense
2016	52
2017	52
2018	39
2019	39
2020	39
Sheerness (expires 2020)
Goodwill and Intangible Assets Disclosure [Abstract]
PPAs	195	234
Amount related to PPAs which are included in intangibles and other assets
Cost	585	585
Accumulated Amortization	390	351
Net Book Value	195	234
Sundance A (expires 2017)
Goodwill and Intangible Assets Disclosure [Abstract]
PPAs	25	38
Amount related to PPAs which are included in intangibles and other assets
Cost	225	225
Accumulated Amortization	200	187
Net Book Value	CAD 25	CAD 38